Preferred Shares (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Jul. 23, 2021	Jan. 01, 2019
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Exchange ratio	160.3	160.3	160.3
Decrease of fair value (in Dollars)	$ 61,138